Schedule of Investments (unaudited)	iShares® Cloud 5G and Tech ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 3.1%
DuPont de Nemours Inc.	3,424	$195,853

Communications Equipment — 19.6%
Arista Networks Inc.(a)	2,155	260,453
Ciena Corp.(a)	4,328	207,311
F5 Inc.(a)	1,172	167,491
Juniper Networks Inc.	8,327	254,806
Nokia OYJ	46,092	204,829
Telefonaktiebolaget LM Ericsson, Class B	26,080	144,988
		1,239,878
Construction & Engineering — 2.4%
China Communications Services Corp. Ltd., Class H	88,000	24,555
COMSYS Holdings Corp.	4,400	72,085
EXEO Group Inc.	4,000	58,606
		155,246
Diversified Telecommunication Services — 1.8%
Cogent Communications Holdings Inc.	1,547	81,233
NOS SGPS SA	7,648	29,955
		111,188
Electronic Equipment, Instruments & Components — 6.7%
Murata Manufacturing Co. Ltd.	3,500	165,688
Quectel Wireless Solutions Co. Ltd., Class A	520	7,306
Taiyo Yuden Co. Ltd.	4,700	127,894
Yageo Corp.	11,143	126,328
		427,216
Equity Real Estate Investment Trusts (REITs) — 0.9%
Keppel DC REIT	46,400	57,667

IT Services — 1.6%
Computacenter PLC	3,304	68,554
Kingsoft Cloud Holdings Ltd., ADR(a)	3,465	8,766
Megaport Ltd.(a)	5,636	21,862
		99,182
Media — 1.9%
DISH Network Corp., Class A(a)	8,304	123,813

Semiconductors & Semiconductor Equipment — 36.3%
Analog Devices Inc.	1,444	205,943
Broadcom Inc.	457	214,845
Infineon Technologies AG	5,793	140,570
Intel Corp.	5,184	147,381
MACOM Technology Solutions Holdings Inc., Class H(a)(b)	1,626	94,097
MediaTek Inc.	7,000	127,597
Microchip Technology Inc.	3,102	191,517
NXP Semiconductors NV	1,187	173,397
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Qorvo Inc.(a)	1,676	$144,270
Qualcomm Inc.	1,471	173,078
Skyworks Solutions Inc.	1,680	144,497
STMicroelectronics NV	5,508	171,265
Taiwan Semiconductor Manufacturing Co. Ltd.	12,000	144,266
Win Semiconductors Corp.	15,000	56,597
Wolfspeed Inc.(a)	2,182	171,833
		2,301,153
Software — 20.4%
C3.ai Inc., Class A(a)	2,804	36,760
Cadence Design Systems Inc.(a)	1,472	222,846
Datadog Inc., Class A(a)	1,472	118,511
Dropbox Inc., Class A(a)	10,710	232,943
New Relic Inc.(a)	2,277	134,889
Nutanix Inc., Class A(a)	7,363	201,746
Synopsys Inc.(a)	742	217,072
Teradata Corp.(a)	4,020	126,992
		1,291,759
Technology Hardware, Storage & Peripherals — 5.1%
Pure Storage Inc., Class A(a)	8,232	254,040
Wiwynn Corp.	3,000	67,205
		321,245
Total Long-Term Investments — 99.8%
(Cost: $8,708,476)		6,324,200

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(c)(d)(e)	95,502	95,483
Total Short-Term Securities — 1.5%
(Cost: $95,494)		95,483

Total Investments — 101.3%
(Cost: $8,803,970)		6,419,683

Liabilities in Excess of Other Assets — (1.3)%		(82,717)

Net Assets — 100.0%		$6,336,966

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Cloud 5G and Tech ETF
October 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$133,722	$—		$(38,184	)(a)	$(44)	$(11)	$95,483	95,502	$56	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—		—	—	—	—	17		—
						$(44)	$(11)	$95,483		$73		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,506,384	$1,817,816	$—	$6,324,200
Money Market Funds	95,483	—	—	95,483
	$4,601,867	$1,817,816	$—	$6,419,683

Portfolio Abbreviation

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

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